CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, MOP$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 MOP (MOP$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 MOP (MOP$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks										Rp 4,290										Rp 4,530
Time deposits										13,113										20,603
Provision for impairment of cash and cash equivalents										(4)
Total cash and cash equivalents									$ 1,212	17,435									$ 1,747	25,145	Rp 29,767	Rp 28,117
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand										36										12
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks										952										1,079
Time deposits										1,907										4,818
HSBC | USD
CASH AND CASH EQUIVALENTS
Cash in banks									12	181									14	184
HSBC | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							$ 5			9							$ 4			6
PT Bank HSBC | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										1
SCB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										0										0
SCB | USD
CASH AND CASH EQUIVALENTS
Cash in banks									10	148									11	154
Time deposits																			10	136
SCB | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks	$ 1									14	$ 0									1
Bank Permata | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										218										278
Bank Permata | USD
CASH AND CASH EQUIVALENTS
Cash in banks									2	30									0	2
Bank Muamalat | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										40										91
Others | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										154										335
Time deposits										52										30
Others | USD
CASH AND CASH EQUIVALENTS
Cash in banks									4	60									4	46
Others | Euro
CASH AND CASH EQUIVALENTS
Cash in banks						€ 1				20						€ 1				20
Others | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							0			0							0			0
Others | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks								RM 3		12								RM 0		0
Others | Taiwanese new dollar
CASH AND CASH EQUIVALENTS
Cash in banks			$ 17							8			$ 8							4
Others | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks				$ 0						2				$ 0						1
Time deposits								11		39								14		47
Others | Macau patacas
CASH AND CASH EQUIVALENTS
Cash in banks					MOP$ 0					0					MOP$ 0					0
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										190										600
Bank CIMB Niaga | USD
CASH AND CASH EQUIVALENTS
Time deposits																			2	31
OCBC NISP | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits																				1,200
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										365										1,243
UOB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										17										23
UOB | USD
CASH AND CASH EQUIVALENTS
Time deposits									30	429									20	263
UOB Singapore | USD
CASH AND CASH EQUIVALENTS
Cash in banks									4	55									1	15
UOB Singapore | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks	1									14	0									2
UOB Singapore | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks								RM 3		9								RM 2		8
BTPN | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										181										676
BTPN | USD
CASH AND CASH EQUIVALENTS
Time deposits									25	363									30	401
Bank ANZ | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits																				5
Bank ANZ | USD
CASH AND CASH EQUIVALENTS
Time deposits																			5	73
Bank Bukopin | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										248										22
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks										3,338										3,451
Time deposits										11,206										15,785
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										1,199										1,481
Time deposits										611										446
Bank Mandiri | USD
CASH AND CASH EQUIVALENTS
Cash in banks									10	139									27	367
Time deposits									16	230
Bank Mandiri | Yen
CASH AND CASH EQUIVALENTS
Cash in banks		¥ 8								1		¥ 7								1
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks						1				20						1				17
Bank Mandiri | HKD
CASH AND CASH EQUIVALENTS
Cash in banks							$ 1			1							$ 1			2
Bank Mandiri | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks				$ 0						0				$ 0						0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										791										968
Time deposits										2,640										5,315
BNI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									2	28									1	13
Time deposits									58	837									9	116
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks						€ 0				0						€ 0				6
BNI | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks	$ 0									0	$ 0									0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										728										466
Time deposits										1,911										4,954
BRI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									2	31									6	82
Time deposits									47	676									15	203
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										342										7
Time deposits										2,559										2,958
BTN | USD
CASH AND CASH EQUIVALENTS
Time deposits									31	446
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1,295										1,726
Other related entities | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										58										40
Time deposits										1										67
Other related entities | USD
CASH AND CASH EQUIVALENTS
Cash in banks									$ 0	Rp 0									$ 0	Rp 1